Share-Based Payments - Composition of Share Based Payments Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights granted in current year	$ 279,365	$ 402,966	$ 31,943
Share rights granted in prior year	0		368,039
Performance rights granted in current year	1,056,735	2,407,539	989,336
Performance rights granted in prior years	224,644	3,225,525	4,104,908
Options granted in current year	198,465
Options granted in prior years	(2,901,845)	(512,470)	127,734
Total expense from share-based payment transactions	(1,142,636)	5,523,560	5,621,960
Payments of withholding tax - Performance rights	(714,563)	(603,932)	(296,432)
Cashless exercise of options	(19,109)	(1,605,677)
Exchange differences	(30,851)	(134,282)	(24,373)
Movement in share-based payments reserve	$ 1,907,159	$ 3,179,669	$ 5,301,155